UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	June 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (58.8%)
Advertising (0.6%)
Omnicom Group, Inc.	2,515	$174,767

Aerospace & Defense (1.3%)
The Boeing Co.	1,235	171,319
United Technologies Corp.	1,640	181,925
		353,244
Agriculture (1.3%)
Archer-Daniels-Midland Co.	3,945	190,228
Bunge, Ltd.	1,975	173,405
		363,633
Auto Manufacturers (2.0%)
Ford Motor Co.	12,160	182,522
General Motors Co.	4,965	165,483
PACCAR, Inc.	2,985	190,473
		538,478
Banks (8.7%)
BB&T Corp.	4,935	198,930
Capital One Financial Corp.	2,280	200,572
Citigroup, Inc.	3,955	218,474
Fifth Third Bancorp	9,350	194,667
JPMorgan Chase & Co.	2,715	183,968
Regions Financial Corp.	20,465	212,017
State Street Corp.	2,300	177,100
SunTrust Banks, Inc.	4,685	201,549
The Goldman Sachs Group, Inc.	985	205,658
The PNC Financial Services Group, Inc.	2,135	204,213
U.S. Bancorp	4,115	178,591
Wells Fargo & Co.	3,420	192,341
		2,368,080
Biotechnology (0.8%)
Gilead Sciences, Inc.	1,830	214,256

Chemicals (3.8%)
Celanese Corp., Class A	3,110	223,547
Eastman Chemical Co.	2,660	217,641
LyondellBasell Industries NV, Class A	1,810	187,371
The Dow Chemical Co.	4,160	212,867
The Mosaic Co.	4,000	187,400
		1,028,826
Commercial Services (0.7%)
Waste Management, Inc.	3,870	179,375

Computers (4.5%)
Apple, Inc.	1,630	204,443
EMC Corp.	6,805	179,584
Hewlett-Packard Co.	5,750	172,557
International Business Machines Corp.	1,165	189,499
NetApp, Inc.	5,280	166,637
Western Digital Corp.	2,035	159,585
Xerox Corp.	14,335	152,524
		1,224,829
Diversified Financial Services (2.6%)
Ally Financial, Inc.(a)	7,945	178,206
American Express Co.	2,295	178,368
Ameriprise Financial, Inc.	1,410	176,151
Discover Financial Services	3,280	188,994
		721,719
Electric (1.3%)
Entergy Corp.	2,565	180,832
Public Service Enterprise Group, Inc.	4,685	184,027
		364,859
Electrical Components & Equipment (0.7%)
Emerson Electric Co.	3,245	179,870

Engineering & Construction (0.7%)
Fluor Corp.	3,430	181,824

Food (0.7%)
Tyson Foods, Inc., Class A	4,740	202,066

Forest Products & Paper (0.6%)
International Paper Co.	3,570	169,896

Healthcare Services (1.4%)
Aflac, Inc.	3,110	193,442
Quest Diagnostics, Inc.	2,640	191,453
		384,895
Insurance (4.8%)
ACE, Ltd.	1,660	168,789
CNA Financial Corp.	4,790	183,026
Lincoln National Corp.	3,290	194,834
MetLife, Inc.	3,960	221,720
The Allstate Corp.	2,775	180,014
The Hartford Financial Services Group, Inc.	4,540	188,728
The Travelers Cos., Inc.	1,795	173,505
		1,310,616

Internet (0.6%)
Symantec Corp.	7,005	162,866

Leisure Time (0.7%)
Harley-Davidson, Inc.	3,400	191,590

Lodging (0.6%)
Wyndham Worldwide Corp.	2,100	172,011

Machinery - Construction & Mining (0.7%)
Caterpillar, Inc.	2,135	181,091

Media (2.1%)
Comcast Corp., Class A	3,405	204,777
Scripps Networks Interactive, Inc., Class A	2,740	179,114
Viacom, Inc., Class B	2,765	178,729
		562,620
Miscellaneous Manufacturing (1.3%)
Alcoa, Inc.	15,050	167,807
Parker Hannifin Corp.	1,545	179,730
		347,537
Oil & Gas (2.9%)
Ensco PLC, Class A	8,245	183,616
Marathon Petroleum Corp.	3,660	191,455
Tesoro Corp.	2,315	195,409
Valero Energy Corp.	3,645	228,177
		798,657
Oil & Gas Services (2.2%)
Cameron International Corp.(a)	4,275	223,882
FMC Technologies, Inc.(a)	4,805	199,359
National Oilwell Varco, Inc.	3,610	174,291
		597,532
Pharmaceuticals (1.4%)
Express Scripts Holding Co.(a)	2,185	194,334
Teva Pharmaceutical Industries, Ltd., ADR	3,235	191,189
		385,523
Retail (4.6%)
Bed Bath & Beyond, Inc.(a)	2,600	179,348
Best Buy Co., Inc.	5,405	176,257
Kohl's Corp.	2,835	177,500
Macy's, Inc.	2,915	196,675
Michael Kors Holdings, Ltd.(a)	3,910	164,572
The Gap, Inc.	4,690	179,017
Wal-Mart Stores, Inc.	2,510	178,034
		1,251,403

Semiconductors (1.4%)
Intel Corp.	5,765	175,343
Lam Research Corp.	2,375	193,206
		368,549
Software (0.6%)
CA, Inc.	5,975	175,008

Telecommunications (1.3%)
CenturyLink, Inc.	5,465	160,562
Cisco Systems, Inc.	6,610	181,510
		342,072
Transportation (1.9%)
Cummins, Inc.	1,300	170,547
Union Pacific Corp.	1,770	168,805
United Rentals, Inc.(a)	1,985	173,926
		513,278
TOTAL COMMON STOCK (COST $15,948,894)		16,010,970

EXCHANGE TRADED FUNDS (3.9%)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	20,865	543,325
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	529,148

TOTAL EXCHANGE TRADED FUNDS (COST $1,085,518)		1,072,473

	Principal Amount	Fair Value
GOVERNMENT BOND (1.9%)
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	$ 522,675	$517,162

TOTAL GOVERNMENT BOND (COST $515,004)		517,162

CORPORATE BONDS (29.4%)
Agriculture (0.8%)
Reynolds American, Inc., 6.750%, 06/15/2017	200,000	218,518

Auto Manufacturers (1.3%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	362,605

Banks (3.3%)
Bank of America Corp., 4.750%, 08/15/2020	250,000	271,357
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	340,884
The Goldman Sachs Group, Inc., MTN, 4.000%, 03/18/2029(b)	300,000	292,910
		905,151
Chemicals (1.7%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	296,731
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	151,416
		448,147
Cosmetics & Personal Care (0.6%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	161,487

Diversified Financial Services (3.2%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	257,682
Fiserv, Inc., 4.750%, 06/15/2021	300,000	327,656
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	295,928
		881,266
Electronics (2.2%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	295,404
Tech Data Corp., 3.750%, 09/21/2017	300,000	310,781
		606,185
Entertainment (1.0%)
International Game Technology, 7.500%, 06/15/2019	250,000	266,250

Food (0.7%)
Safeway, Inc., 3.950%, 08/15/2020	200,000	180,500

Healthcare Services (1.0%)
Humana, Inc., 6.300%, 08/01/2018	250,000	282,371

Home Furnishings (0.6%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	157,467

Insurance (1.6%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	171,413
WR Berkley Corp., 5.375%, 09/15/2020	230,000	256,331
		427,744
Lodging (0.9%)
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/2015	250,000	255,589

Media (1.0%)
DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc., 5.000%, 03/01/2021	255,000	275,862

Oil & Gas (1.6%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	277,875
Statoil ASA, 6.700%, 01/15/2018	150,000	168,440
		446,315
Pharmaceuticals (1.2%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	316,109

Retail (5.6%)
AutoZone, Inc., 5.500%, 11/15/2015	150,000	152,476
Best Buy Co., Inc., 3.750%, 03/15/2016	200,000	202,500
Dillard's, Inc., 6.625%, 01/15/2018	275,000	301,469
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	458,150
Oshkosh Corp., 5.375%, 03/01/2022	100,000	102,250
Walgreen Co., 3.100%, 09/15/2022	305,000	295,773
		1,512,618
Transportation (1.1%)
US Airways Group, Inc., 6.125%, 06/01/2018	300,000	311,400

TOTAL CORPORATE BONDS (COST $7,993,723)		8,015,584

MUNICIPAL BONDS (1.2%)
Kansas (0.6%)
Johnson County KS, Build America General Obligations Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	154,398

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	156,039

TOTAL MUNICIPAL BONDS (COST $301,557)		310,437

CERTIFICATES OF DEPOSIT (0.9%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	250,000	250,135

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		250,135

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.0%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield 0.010%	1,086,725	1,086,725

TOTAL SHORT-TERM INVESTMENTS (COST $1,086,725)		1,086,725

TOTAL INVESTMENTS (COST $27,181,421)	100.1%	27,263,486

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%	(34,866)

NET ASSETS	100.0%	$27,228,620

(a)	Non-income producing security.
(b)	Represents a step bond. Rate disclosed is as of June 30, 2015.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	June 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (97.6%)
Aerospace & Defense (0.4%)
Kaman Corp.	9,500	$398,430

Auto Manufacturers (0.4%)
Wabash National Corp.(a)	31,825	399,085

Auto Parts & Equipment (1.8%)
Cooper Tire & Rubber Co.	10,245	346,588
Cooper-Standard Holding, Inc.(a)	6,650	408,776
Douglas Dynamics, Inc.	21,560	463,109
Tower International, Inc.(a)	15,085	392,964
		1,611,437
Banks (13.1%)
BBCN Bancorp, Inc.	28,000	414,120
Bryn Mawr Bank Corp.	14,450	435,812
Chemical Financial Corp.	12,490	412,919
Community Trust Bancorp, Inc.	11,931	416,034
Customers Bancorp, Inc.(a)	16,605	446,509
Enterprise Financial Services Corp.	19,295	439,347
Fidelity Southern Corp.	27,120	472,973
Financial Institutions, Inc.	16,900	419,796
First Business Financial Services, Inc.	9,130	428,014
First Community Bancshares, Inc.	23,565	429,354
First Financial Corp.	11,745	420,001
First Interstate BancSystem, Inc., Class A	14,635	405,975
First Merchants Corp.	19,010	469,547
FirstMerit Corp.	20,540	427,848
German American Bancorp, Inc.	13,895	409,208
Great Southern Bancorp, Inc.	9,990	420,979
Heartland Financial USA, Inc.	12,470	464,134
Horizon Bancorp.	17,295	431,683
Lakeland Bancorp, Inc.	35,991	427,933
MainSource Financial Group, Inc.	21,065	462,377
Northrim BanCorp, Inc.	17,010	435,966
S&T Bancorp, Inc.	15,375	454,946
Stock Yards Bancorp, Inc.	11,910	450,079
Univest Corp. of Pennsylvania	20,470	416,769
Walker & Dunlop, Inc.(a)	23,655	632,535
WesBanco, Inc.	12,045	409,771
Wilshire Bancorp, Inc.	39,935	504,379
		11,959,008
Building Materials (3.2%)
Core Molding Technologies, Inc.(a)	18,695	426,994
Global Brass & Copper Holdings, Inc.	23,775	404,413
Haynes International, Inc.	8,760	432,043
Materion Corp.	11,330	399,382
MYR Group, Inc.(a)	14,930	462,233
Patrick Industries, Inc.(a)	11,560	439,858
Universal Forest Products, Inc.	7,635	397,249
		2,962,172
Chemicals (1.9%)
A Schulman, Inc.	10,055	439,605
Cabot Corp.	9,050	337,474
Innospec, Inc.	9,030	406,711
Stepan Co.	9,460	511,881
		1,695,671
Commercial Services (2.4%)
American Public Education, Inc.(a)	17,620	453,186
Grand Canyon Education, Inc.(a)	9,515	403,436
Navigant Consulting, Inc.(a)	29,965	445,580
Quad/Graphics, Inc.	22,925	424,342
RPX Corp.(a)	27,235	460,271
		2,186,815
Computers (2.9%)
Convergys Corp.	18,260	465,447
Insight Enterprises, Inc.(a)	14,815	443,117
Mentor Graphics Corp.	17,945	474,286
PC Connection, Inc.	17,755	439,259
Science Applications International Corp.	7,435	392,940
Sykes Enterprises, Inc.(a)	16,745	406,066
		2,621,115
Distribution/Wholesale (0.4%)
Essendant, Inc.	10,090	396,032

Diversified Financial Services (3.4%)
CRA International, Inc.(a)	10,890	303,504
GAIN Capital Holdings, Inc.	40,800	390,048
Higher One Holdings, Inc.(a)	54,640	163,374
Investment Technology Group, Inc.	16,225	402,380
Marlin Business Services Corp.	19,940	336,587
PennyMac Financial Services, Inc., Class A(a)	22,585	409,240
Piper Jaffray Cos.(a)	8,905	388,614
Provident Financial Services, Inc.	21,535	408,950
The JG Wentworth Co., Class A(a)	36,690	337,548
		3,140,245
Electric (2.2%)
ALLETE, Inc.	8,700	403,593
Avista Corp.	13,175	403,814
Black Hills Corp.	9,615	419,695
El Paso Electric Co.	10,980	380,567
Unitil Corp.	12,075	398,716
		2,006,385
Electrical Components & Equipment (0.4%)
SL Industries, Inc.(a)	9,370	361,776

Electronics (5.7%)
AVX Corp.	27,515	370,352
Bel Fuse, Inc., Class B	19,105	392,035
Benchmark Electronics, Inc.(a)	19,170	417,523
GSI Group, Inc.(a)	31,560	474,347
II-VI, Inc.(a)	29,320	556,493
Methode Electronics, Inc.	9,390	257,755
Newport Corp.(a)	20,970	397,591
OSI Systems, Inc.(a)	5,430	384,390
Plexus Corp.(a)	9,995	438,580
Rogers Corp.(a)	5,000	330,700
Sanmina Corp.(a)	19,710	397,354
Tech Data Corp.(a)	7,385	425,081
ZAGG, Inc.(a)	44,575	353,034
		5,195,235
Engineering & Construction (1.4%)
Aegion Corp.(a)	22,260	421,604
Argan, Inc.	12,320	496,866
MasTec, Inc.(a)	19,390	385,279
		1,303,749
Food (1.5%)
Fresh Del Monte Produce, Inc.	11,470	443,430
Ingles Markets, Inc., Class A	9,655	461,219
SpartanNash Co.	15,462	503,134
		1,407,783
Forest Products & Paper (1.8%)
KapStone Paper and Packaging Corp.	17,980	415,698
Neenah Paper, Inc.	6,605	389,431
PH Glatfelter Co.	18,900	415,611
Schweitzer-Mauduit International, Inc.	10,555	420,933
		1,641,673
Gas (0.5%)
Southwest Gas Corp.	8,035	427,542

Healthcare Products (1.3%)
Exactech, Inc.(a)	19,950	415,558
Greatbatch, Inc.(a)	7,375	397,660
Synergetics USA, Inc.(a)	85,950	403,965
		1,217,183
Healthcare Services (2.9%)
Almost Family, Inc.(a)	10,695	426,838
INC Research Holdings, Inc., Class A(a)	12,474	500,457
LHC Group, Inc.(a)	11,155	426,679
Magellan Health, Inc.(a)	6,060	424,624
National HealthCare Corp.	6,380	414,636
The Ensign Group, Inc.	9,340	476,900
		2,670,134
Home Builders (1.4%)
Taylor Morrison Home Corp., Class A(a)	21,905	445,986
Thor Industries, Inc.	7,580	426,602
US Concrete, Inc.(a)	11,475	434,788
		1,307,376
Home Furnishings (1.1%)
Flexsteel Industries, Inc.	13,040	561,894
Haverty Furniture Cos., Inc.	19,060	412,077
		973,971
Household Products (1.1%)
ARC Document Solutions, Inc.(a)	63,130	480,419
Ennis, Inc.	29,160	542,085
		1,022,504
Insurance (7.4%)
American Equity Investment Life Holding Co.	15,865	428,038
American National Insurance Co.	4,275	437,418
AMERISAFE, Inc.	9,830	462,600
Aspen Insurance Holdings, Ltd.	8,615	412,659
Employers Holdings, Inc.	19,220	437,832
FBL Financial Group, Inc., Class A	6,945	400,865
Federated National Holding Co.	17,485	423,137
Maiden Holdings, Ltd.	30,475	480,895
National General Holdings Corp.	22,450	467,633
Primerica, Inc.	9,375	428,344
Selective Insurance Group, Inc.	15,585	437,159
StanCorp Financial Group, Inc.	5,865	443,453
The Navigators Group, Inc.(a)	5,615	435,499
Third Point Reinsurance, Ltd.(a)	29,245	431,364
United Insurance Holdings Corp.	17,270	268,376
Universal Insurance Holdings, Inc.	16,035	388,047
		6,783,319
Internet (0.4%)
Perficient, Inc.(a)	21,165	407,215

Leisure Services (0.5%)
Steiner Leisure, Ltd.(a)	8,490	$456,592

Machinery - Construction & Mining (0.5%)
Hyster-Yale Materials Handling, Inc.	5,930	410,830

Machinery - Diversified (2.2%)
Alamo Group, Inc.	7,875	430,290
Applied Industrial Technologies, Inc.	7,705	305,503
DXP Enterprises, Inc.(a)	8,970	417,105
Kadant, Inc.	9,050	427,160
Terex Corp.	18,540	431,055
		2,011,113
Media (0.4%)
Meredith Corp.	7,275	379,391

Mining (0.1%)
United States Lime & Minerals, Inc.	1,374	79,857

Miscellaneous Manufacturing (3.4%)
Chase Corp.	11,145	443,014
Fabrinet(a)	21,345	399,792
Federal Signal Corp.	26,595	396,531
Hillenbrand, Inc.	13,130	403,091
Park-Ohio Holdings Corp.	4,927	238,762
Tredegar Corp.	20,170	445,959
Trinseo SA(a)	15,830	424,877
Vince Holding Corp.(a)	33,060	396,059
		3,148,085
Office Furnishings (0.4%)
Herman Miller, Inc.	14,020	405,599

Oil & Gas (2.3%)
Atwood Oceanics, Inc.	13,800	364,872
Delek US Holdings, Inc.	10,735	395,263
Denbury Resources, Inc.	68,845	437,854
Panhandle Oil and Gas, Inc., Class A	20,675	427,766
PBF Energy, Inc., Class A	15,545	441,789
		2,067,544
Oil & Gas Services (1.4%)
Matrix Service Co.(a)	22,025	402,617
MRC Global, Inc.(a)	28,075	433,478
Thermon Group Holdings, Inc.(a)	18,430	443,610
		1,279,705

Packaging & Containers (0.4%)
Silgan Holdings, Inc.	7,115	$375,387

Pharmaceuticals (1.2%)
Nutraceutical International Corp.(a)	21,865	540,940
USANA Health Sciences, Inc.(a)	3,980	543,907
		1,084,847
Real Estate Investment Trusts (1.8%)
Ashford Hospitality Prime, Inc. REIT	10,260	154,105
CBL & Associates Properties, Inc. REIT	8,685	140,697
Cedar Realty Trust, Inc. REIT	23,735	151,904
CoreSite Realty Corp. REIT	3,425	155,632
Corporate Office Properties Trust REIT	5,925	139,474
DiamondRock Hospitality Co. REIT	11,855	151,863
Inland Real Estate Corp. REIT	16,180	152,416
Lexington Realty Trust REIT	16,495	139,878
One Liberty Properties, Inc. REIT	6,645	141,406
Sabra Health Care REIT, Inc.	5,815	149,678
Summit Hotel Properties, Inc. REIT	11,950	155,469
		1,632,522
Retail (6.5%)
Big 5 Sporting Goods Corp.	30,015	426,513
Bloomin' Brands, Inc.	17,565	375,013
Bravo Brio Restaurant Group, Inc.(a)	29,905	405,213
Citi Trends, Inc.(a)	16,710	404,382
Express, Inc.(a)	23,925	433,282
Genesco, Inc.(a)	5,855	386,606
GNC Holdings, Inc., Class A	10,855	482,830
Movado Group, Inc.	12,660	343,846
Rocky Brands, Inc.	23,315	435,990
Ruth's Hospitality Group, Inc.	29,590	476,991
Stein Mart, Inc.	39,250	410,947
The Finish Line, Inc., Class A	16,730	465,429
Tilly's, Inc., Class A(a)	44,715	432,394
Zumiez, Inc.(a)	17,370	462,563
		5,941,999
Savings & Loans (3.9%)
Berkshire Hills Bancorp, Inc.	15,080	429,478
Dime Community Bancshares, Inc.	25,455	431,208
First Defiance Financial Corp.	12,280	460,868
Flushing Financial Corp.	19,975	419,675
HomeStreet, Inc.(a)	21,525	491,201
Meta Financial Group, Inc.	10,525	451,733
United Financial Bancorp, Inc.	32,960	443,312
WSFS Financial Corp.	15,495	423,788
		3,551,263

Semiconductors (3.6%)
Cohu, Inc.	35,960	$475,751
Diodes, Inc.(a)	15,815	381,300
Fairchild Semiconductor International, Inc.(a)	23,225	403,651
IXYS Corp.	33,475	512,167
Microsemi Corp.(a)	11,760	411,012
MKS Instruments, Inc.	11,435	433,844
QLogic Corp.(a)	28,585	405,621
Xcerra Corp.(a)	40,360	305,525
		3,328,871
Software (0.9%)
Coherent, Inc.(a)	6,080	385,958
ePlus, Inc.(a)	5,475	419,659
		805,617
Technology (0.5%)
TeleTech Holdings, Inc.	16,815	455,350

Telecommunications (3.2%)
Comtech Telecommunications Corp.	11,650	338,432
DHI Group, Inc.(a)	52,550	467,169
IDT Corp., Class B	23,885	431,841
Inteliquent, Inc.	25,600	471,040
NETGEAR, Inc.(a)	12,290	368,946
Polycom, Inc.(a)	34,165	390,848
Shenandoah Telecommunications Co.	13,060	447,044
		2,915,320
Transportation (4.6%)
Aaron's, Inc.	13,850	501,508
Air Transport Services Group, Inc.(a)	44,100	462,609
ArcBest Corp.	11,880	377,784
Con-way, Inc.	10,870	417,082
Covenant Transportation Group, Inc., Class A(a)	16,930	424,266
Landstar System, Inc.	6,250	417,937
Malibu Boats, Inc., Class A(a)	20,095	403,709
Matson, Inc.	9,600	403,584
Universal Truckload Services, Inc.	18,595	408,346
Werner Enterprises, Inc.	15,475	406,219
		4,223,044

Water (0.8%)
California Water Service Group	17,335	396,105
SJW Corp.	12,180	373,804
		769,909
TOTAL COMMON STOCK (COST $84,131,896)		89,418,700

TOTAL INVESTMENTS (COST $84,131,896)	97.6%	89,418,700

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.4%	2,189,821

NET ASSETS	100.0%	$91,608,521

(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	June 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.6%)
Advertising (1.1%)
Omnicom Group, Inc.	1,755	$121,955

Aerospace & Defense (2.2%)
The Boeing Co.	935	129,703
United Technologies Corp.	1,160	128,679
		258,382
Agriculture (1.5%)
Archer-Daniels-Midland Co.	2,440	117,657
Bunge, Ltd.	690	60,582
		178,239
Auto Manufacturers (3.5%)
Ford Motor Co.	8,480	127,285
General Motors Co.	3,545	118,155
PACCAR, Inc.	2,430	155,058
		400,498
Banks (15.0%)
BB&T Corp.	3,510	141,488
Capital One Financial Corp.	1,690	148,669
Citigroup, Inc.	2,485	137,271
Fifth Third Bancorp	7,435	154,797
JPMorgan Chase & Co.	2,210	149,750
Regions Financial Corp.	13,660	141,518
State Street Corp.	1,640	126,280
SunTrust Banks, Inc.	3,465	149,064
The Goldman Sachs Group, Inc.	720	150,329
The PNC Financial Services Group, Inc.	1,415	135,345
U.S. Bancorp	3,285	142,569
Wells Fargo & Co.	2,455	138,069
		1,715,149
Biotechnology (1.5%)
Gilead Sciences, Inc.	1,435	168,010

Chemicals (6.1%)
Celanese Corp., Class A	2,005	144,120
Eastman Chemical Co.	1,915	156,685
LyondellBasell Industries NV, Class A	1,260	130,435
The Dow Chemical Co.	2,580	132,019
The Mosaic Co.	2,845	133,288
		696,547
Commercial Services (1.1%)
Waste Management, Inc.	2,750	127,463

Computers (7.9%)
Apple, Inc.	1,135	$142,357
EMC Corp.	5,575	147,124
Hewlett-Packard Co.	4,040	121,240
International Business Machines Corp.	915	148,834
NetApp, Inc.	3,910	123,400
Western Digital Corp.	1,435	112,533
Xerox Corp.	10,505	111,773
		907,261
Diversified Financial Services (4.5%)
Ally Financial, Inc.(a)	5,615	125,944
American Express Co.	1,680	130,570
Ameriprise Financial, Inc.	1,015	126,804
Discover Financial Services	2,275	131,085
		514,403
Electric (2.3%)
Entergy Corp.	1,830	129,015
Public Service Enterprise Group, Inc.	3,340	131,195
		260,210
Electrical Components & Equipment (1.2%)
Emerson Electric Co.	2,415	133,863

Engineering & Construction (1.1%)
Fluor Corp.	2,490	131,995

Food (1.2%)
Tyson Foods, Inc., Class A	3,180	135,563

Forest Products & Paper (1.0%)
International Paper Co.	2,480	118,023

Healthcare Services (1.1%)
Quest Diagnostics, Inc.	1,755	127,273

Insurance (9.0%)
ACE, Ltd.	1,205	122,524
Aflac, Inc.	2,170	134,974
CNA Financial Corp.	3,275	125,138
Lincoln National Corp.	2,345	138,871
MetLife, Inc.	2,255	126,257
The Allstate Corp.	1,935	125,523
The Hartford Financial Services Group, Inc.	3,070	127,620

The Travelers Cos., Inc.	1,360	131,458
		1,032,365
Internet (1.2%)
Symantec Corp.	5,745	133,571

Leisure Time (1.2%)
Harley-Davidson, Inc.	2,370	133,550

Lodging (1.1%)
Wyndham Worldwide Corp.	1,535	125,732

Machinery - Construction & Mining (1.1%)
Caterpillar, Inc.	1,510	128,078

Media (2.3%)
Scripps Networks Interactive, Inc., Class A	1,995	130,413
Viacom, Inc., Class B	1,980	127,987
		258,400
Miscellaneous Manufacturing (2.2%)
Alcoa, Inc.	9,250	103,138
Parker Hannifin Corp.	1,255	145,994
		249,132
Oil & Gas (4.9%)
Ensco PLC, Class A	5,305	118,142
Marathon Petroleum Corp.	2,760	144,376
Tesoro Corp.	1,675	141,387
Valero Energy Corp.	2,490	155,874
		559,779
Oil & Gas Services (3.4%)
Cameron International Corp.(a)	2,875	150,564
FMC Technologies, Inc.(a)	3,195	132,560
National Oilwell Varco, Inc.	2,260	109,113
		392,237
Pharmaceuticals (2.3%)
Express Scripts Holding Co.(a)	1,480	131,631
Teva Pharmaceutical Industries, Ltd., ADR	2,315	136,817
		268,448
Retail (7.5%)
Bed Bath & Beyond, Inc.(a)	1,820	125,544
Best Buy Co., Inc.	3,325	108,428

Kohl's Corp.	1,995	124,907
Macy's, Inc.	2,145	144,723
Michael Kors Holdings, Ltd.(a)	2,660	111,959
The Gap, Inc.	3,295	125,770
Wal-Mart Stores, Inc.	1,660	117,744
		859,075
Semiconductors (2.4%)
Intel Corp.	4,355	132,457
Lam Research Corp.	1,700	138,295
		270,752
Software (1.1%)
CA, Inc.	4,285	125,508

Telecommunications (3.3%)
CenturyLink, Inc.	3,880	113,994
Cisco Systems, Inc.	4,950	135,927
Comcast Corp., Class A	2,185	131,406
		381,327
Transportation (3.3%)
Cummins, Inc.	1,030	135,126
Union Pacific Corp.	1,250	119,213
United Rentals, Inc.(a)	1,420	124,420
		378,759
TOTAL COMMON STOCK (COST $11,303,068)		11,291,547

SHORT-TERM INVESTMENTS (2.1%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	237,675	237,675

TOTAL SHORT-TERM INVESTMENTS (COST $237,675)		237,675

TOTAL INVESTMENTS (COST $11,540,743)	100.7%	11,529,222

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%	(79,083)

NET ASSETS	100.0%	$11,450,139

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Notes to Financial Statements
CornerCap Small-Cap Value Fund	June 30, 2015 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2012-2014 and as of and during the period ended June 30, 2015, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,010,970	$-	$-	$16,010,970
Exchange Traded Funds	1,072,473	-	-	1,072,473
Government Bond	-	517,162	-	517,162
Corporate Bonds	-	8,015,584	-	8,015,584
Municipal Bonds	-	310,437	-	310,437
Certificates of Deposit	-	250,135	-	250,135
Short-Term Investments	1,086,725	-	-	1,086,725
Total	$18,170,168	$9,093,318	$-	$27,263,486

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$89,418,700	$-	$-	$89,418,700
Total	$89,418,700	$-	$-	$89,418,700

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,291,547	$-	$-	$11,291,547
Short-Term Investments	237,675	-		237,675
Total	$11,529,222	$-	$-	$11,529,222

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2015.

For the period ended June 30, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2015, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,322,651	$8,532,044	$799,919
Gross unrealized depreciation (excess of tax cost over value)	(1,240,586)	(3,245,240)	(811,440)
Net unrealized appreciation (depreciation)	$82,065	$5,286,804	$(11,521)
Cost of investments for income tax purposes	$27,181,421	$84,131,896	$11,540,743

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

 (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	8/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	8/4/15